Earnout Liability (Tables)	12 Months Ended
Dec. 31, 2025
Earnout Liability [Abstract]
Schedule of Fair Value Measurement is Estimated Utilizing Level 3 Inputs

The following table summarizes the activity for the earnout liability, where fair value measurement is estimated utilizing Level 3 inputs:

	Year ended December 31,
	2025	2024
	U.S. dollars in thousands
Fair value at the beginning of the year	2,413	-
Initial recognition of earnout liability	-	2,036
Reclassification of Revenues Earnout to other current liabilities	(1,962)	-
Change in fair value of earnout liability	(169)	377
Fair value at the end of the year	282	2,413